Consolidated Balance Sheets Detail - Changes to Carrying Amount of Goodwill (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Mar. 01, 2014	Mar. 02, 2013	Mar. 03, 2012
Finite-Lived Intangible Assets [Line Items]
Goodwill impairment charge	$ 0	$ (335)	$ (355)
Preceding Period For Calculation Of Average Closing Market Price Of Common Shares	5 days
Gross Amount
Finite-Lived Intangible Assets [Line Items]
Goodwill beginning balance		659
Goodwill acquired through business combinations during the year		31
Goodwill impairment charge		0
Goodwill ending balance	690	690
Accumulated Impairment Losses
Finite-Lived Intangible Assets [Line Items]
Goodwill beginning balance		(355)
Goodwill acquired through business combinations during the year		0
Goodwill impairment charge		(335)
Goodwill ending balance	(690)	(690)
Net Amount
Finite-Lived Intangible Assets [Line Items]
Goodwill beginning balance		304
Goodwill acquired through business combinations during the year		31
Goodwill impairment charge		(335)
Goodwill ending balance	$ 0	$ 0